Basis of preparation	12 Months Ended
May 31, 2019
Basis of preparation
Basis of preparation

2.      Basis of preparation

(a)Statement of compliance

The policies applied in these consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations of the IFRS Interpretations Committee (“IFRIC”).

(b)Basis of measurement

These consolidated financial statements have been prepared on the going concern basis, under the historical cost convention except for certain financial instruments that are measured at fair value and biological assets that are measured at fair value less costs to sell, as detailed in the Company’s accounting policies.

(c)Functional currency

All figures presented in the consolidated financial statements are reflected in Canadian dollars; however, the functional currency of the Company includes the Canadian dollar and the Euro.

Foreign currency transactions are translated to the respective functional currencies of the Company’s entities at the exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the foreign exchange rate applicable at the statement of financial position date. Non-monetary items carried at historical cost denominated in foreign currencies are translated to the functional currency at the date of the transactions. Non-monetary items carried at fair value denominated in foreign currencies are translated to the functional currency at the date when the fair value was determined. Realized and unrealized exchange gains and losses are recognized through profit and loss.

On consolidation, the assets and liabilities of foreign operations reported in their functional currencies, including marketable securities, long-term investments and promissory notes payable, are translated into Canadian dollars, the Group’s presentation currency, at period-end exchange rates. Income and expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from translating foreign operations are recognized in other comprehensive income and accumulated in equity. The Company and all of its subsidiaries functional currency is Canadian dollars, with the exception of CC Pharma GmbH whose functional currency is the Euro.

(d)Basis of consolidation

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Subsidiaries	Jurisdiction of incorporation	Ownership interest(1)
Nuuvera Holdings Limited	Ontario, Canada	100%
ARA – Avanti Rx Analytics Inc.	Ontario, Canada	100%
Nuuvera Israel Ltd.(2)	Israel	100%
Nuuvera Deutschland GmbH	Germany	100%
Aphria Deutschland GmbH	Germany	100%
FL-Group	Italy	100%
Broken Coast Cannabis Ltd.	British Columbia, Canada	100%
Goodfields Supply Co. Ltd.	United Kingdom	100%
LATAM Holdings Inc.	British Columbia, Canada	100%
MMJ Colombia Partners Inc.	Ontario, Canada	100%
Marigold Acquisitions Inc.	British Columbia, Canada	100%
Hampstead Holdings Ltd.	Bermuda	100%
MMJ International Investments Inc.	British Columbia, Canada	100%
ABP, S.A.	Argentina	100%
CC Pharma GmbH	Germany	100%
CC Pharma Research and Development GmbH	Germany	100%
Aphria Handelsgesellschaft	Germany	100%
Marigold Projects Jamaica Limited	Jamaica	95	%(3)
Nuuvera Malta Ltd.	Malta	90%
ASG Pharma Ltd.	Malta	90	%(4)
QSG Health Ltd.	Malta	90	%(5)
ColCanna S.A.S.	Colombia	90%
CC Pharma Nordic ApS	Denmark	75%
1974568 Ontario Ltd.	Ontario, Canada	51%
Aphria Terra S.R.L.	Italy	51%
Aphria Italy S.p.A.(2)	Italy	51%
APL – Aphria Portugal, Lda.	Portugal	51%
CannInvest Africa Ltd.	South Africa	50%
Verve Dynamics Incorporated (Pty) Ltd.	Lesotho	30	%(6)

(1)

The Company defines ownership interest as the interest in which the Company is entitled a proportionate share of net income. Legal ownership of some subsidiaries differ from ownership interest shown above.

(2)	Represents inactive subsidiaries, which have no operations and do not own any assets, save and except for related party balances owing to the Company and is in the process of being dissolved.
(3)

The Company holds 49% of the issued and outstanding shares of Marigold Projects Jamaica Limited, through wholly owned subsidiary Marigold Acquisitions Inc. The Company holds rights through a licensing agreement to 95% of the results of operations of Marigold Projects Jamaica Limited.

(4)	The Company holds 100% of the issued and outstanding shares of ASG Pharma Ltd., through 90% owned subsidiary Nuuvera Malta Ltd.
(5)	The Company holds 100% of the issued and outstanding shares of QSG Health Ltd., through 90% owned subsidiary Nuuvera Malta Ltd.
(6)	The Company holds 60% of the issued and outstanding shares of Verve Dynamics Incorporated (Pty) Ltd., through 50% owned subsidiary CannInvest Africa Ltd.

Intragroup balances, and any unrealized gains and losses or income and expenses arising from transactions with jointly controlled entities are eliminated to the extent of the Company’s interest in the entity.

The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to the owners of the Company.

(e)Amalgamations and dissolutions

Effective June 1, 2017, CannWay Pharmaceuticals Ltd. (“CannWay”), a wholly-owned subsidiary of the Company, was amalgamated with Pure Natures Wellness Inc. (o/a Aphria). The Company has historically presented all balances and activities of CannWay as a fully consolidated entity for financial statement presentation purposes. As of the date of amalgamation, CannWay did not have any assets or outstanding liabilities. There were no material changes to be considered prospectively or to the comparative consolidated statements as a result of the amalgamation.

Effective July 23, 2018, Pure Natures Wellness Inc. (o/a Aphria). (“PNW”), a wholly-owned subsidiary of the Company, was amalgamated with Aphria Inc. The Company had historically presented all balances and activities of PNW as a fully consolidated entity for financial statement presentation purposes. There were no material changes to be considered prospectively or to the comparative consolidated statements as a result of the amalgamation.

Effective February 1, 2019, 2589671 Ontario Inc. and 2589674 Ontario Inc., each a wholly-owned subsidiary of the Company, were amalgamated with Avalon Pharmaceuticals Inc. The Company has historically presented all balances and activities of 2589671 Ontario Inc., 2589674 Ontario Inc. and Avalon Pharmaceuticals Inc. as a fully consolidated entity for financial statement presentation purposes. Effective April 15, the Company wound-up wholly owned subsidiary Avalon Pharmaceuticals into wholly owned subsidiary Nuuvera Holdings Limited. There were no material changes to be considered prospectively or to the comparative consolidated statements as a result of the amalgamation and wind-up.

Effective April 15, 2019, Nuuvera Inc. and Cannan Growers Inc., each a wholly-owned subsidiary of the Company, were wound up into Aphria Inc. The Company had historically presented all balances and activities of Nuuvera Inc. and Cannan Growers Inc. as a fully consolidated entity for financial statement presentation purposes. There were no material changes to be considered prospectively or to the comparative consolidated statements as a result of the wind-up.

Effective April 25, 2019, Aphria (Arizona) Inc., a wholly-owned subsidiary of the Company, was dissolved. The Company had historically presented all balances and activities of Aphria (Arizona) Inc. as a fully consolidated entity for financial statement presentation purposes. There were no material changes to be considered prospectively or to the comparative consolidated statements as a result of the dissolution.

(f)Interest in equity investees

The Company’s interest in equity investees is comprised of its interest in Althea Company Pty Ltd. (“Althea”).

In accordance with IFRS 10, associates are those in which the Company has significant influence, but not control or joint control over the financial and accounting policies.

Interests in associates are accounted for using the equity method in accordance with IAS 28. They are recognized initially at cost, which includes transaction costs. After initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity investees until the date on which significant influence ceases.

If the Company’s share of losses in an equity investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Company and its associates are eliminated to the extent of the Company’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

The carrying amount of equity investments is tested for impairment in accordance with the policy described in Note 3(k).